CONSTRUCTION IN PROGRESS - Narratives (Details)	12 Months Ended
	Jun. 30, 2025 USD ($) item	Jun. 30, 2025 CNY (¥) a	Jun. 30, 2025 USD ($) a	Jun. 30, 2024 CNY (¥)
CONSTRUCTION IN PROGRESS
The project area (in acres) | a		50	50
Number of the project's production lines under construction | item	2
Total budget for the project | $	$ 20,000,000
Construction in progress		¥ 12,000,900	$ 1,675,261	¥ 219,132